TAXATION (Schedule of (Loss) Income from Continuing Operations Before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TAXATION
Non - PRC	$ (18,277)	¥ (127,243)	¥ (98,709)	¥ (193,212)
PRC	(37,898)	(263,835)	(126,537)	(60,683)
Loss before income tax	$ (56,175)	¥ (391,078)	¥ (225,246)	¥ (253,895)